Geographical Revenues and Income Before Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Total Revenues	¥ 1,065,638		¥ 970,821		¥ 941,006
Income before Income Taxes	172,518	[1]	129,756	[1]	89,632	[1]
Japan
Segment Reporting Information [Line Items]
Total Revenues	843,625		768,955		771,403
Income before Income Taxes	116,235	[1]	74,966	[1]	60,512	[1]
Americas
Segment Reporting Information [Line Items]
Total Revenues	130,561	[2]	130,717	[2]	138,975	[2]
Income before Income Taxes	27,458	[1],[2]	26,894	[1],[2]	18,411	[1],[2]
Other Countries
Segment Reporting Information [Line Items]
Total Revenues	102,277	[3]	95,360	[3]	82,772	[3]
Income before Income Taxes	28,700	[1],[3]	27,430	[1],[3]	24,633	[1],[3]
Geographical Intersegment, Eliminations
Segment Reporting Information [Line Items]
Total Revenues	(10,825)		(24,211)		(52,144)
Income before Income Taxes	¥ 125	[1]	¥ 466	[1]	¥ (13,924)	[1]

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.
[2]	Mainly United States
[3]	Mainly Asia, Europe, Oceania and Middle East